Debt - Term Loan and Amendment Agreement (Details) - USD ($) $ in Millions	Oct. 22, 2021	May 16, 2021	Sep. 07, 2018	Oct. 20, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Dividends to equity holders				$ 160.0
Term Loan Facility
Debt Instrument [Line Items]
Retirement of existing debt outstanding				280.0
Cost associated with debt				19.5
Dividends to equity holders				160.0
Write-off unamortized deferred financing costs				21.7
Aggregate principal amount				425.0
Term B Facility
Debt Instrument [Line Items]
Retirement of existing debt outstanding				280.0
Cost associated with debt				19.5
Write-off unamortized deferred financing costs				21.7
Aggregate principal amount				425.0			$ 425.0
Term Loan B-1 facility
Debt Instrument [Line Items]
Retirement of existing debt outstanding		$ 35.0
Cost associated with debt			$ 3.7
Dividends to equity holders			115.0
Aggregate principal amount			85.8				85.8
Payment of one or more restricted payments to shareholders			$ 115.0
Number of business days within which dividend was paid			5 days
Revolving Credit Facility
Debt Instrument [Line Items]
Retirement of existing debt outstanding	$ 15.0	$ 15.0
Debt available borrowing capacity						$ 12.3
Maximum borrowing capacity				30.0			$ 30.0
Remaining borrowing capacity					$ 0.0
Apollo Global Securities, LLC | Term Loan Facility
Debt Instrument [Line Items]
Cost associated with debt				4.6
Apollo Global Securities, LLC | Term B Facility
Debt Instrument [Line Items]
Cost associated with debt				$ 4.6